Share-Based Payment - Schedule of Status of RSUs (Details) - RSU [Member]	12 Months Ended
Dec. 31, 2025 shares
Share-Based Payment - Schedule of Status of RSUs (Details) [Line Items]
Outstanding at beginning of year	1
Granted	451 [1]
Vested (in Shares)	(12)
Forfeited and cancelled	(9)
Outstanding at end of year	431

[1]	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2025.